Shareholders' Equity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Number of shares, Options outstanding at end of the period	100,421,998
Number of shares, Exercisable options at end of the period	52,038,260
Employee Stock Option [Member]
Class of Stock [Line Items]
Number of shares, Options Outstanding at beginning of the period	94,096,998
Number of shares, Granted	7,800,000
Number of shares, Forfeited	(1,475,000)
Number of shares, Options outstanding at end of the period	100,421,998	94,096,998
Number of shares, Exercisable options at end of the period	52,038,260
Weighted average exercise price, Outstanding at beginning of the period	$ 0.12
Weighted average exercise price, Granted	0.02
Weighted average exercise price, Forfeited	0.04
Weighted average exercise price,outstanding at end of the period	0.11	$ 0.12
Options exercisable at end of the period, Weighted average exercise price	0.19
Weighted average grant date fair value, Granted	0.01
Weighted average grant date fair value, Forfeited	$ 0.03
Weighted average remaining contractual term, Options outstanding during the period (in years)	8 years	8 years 4 months 24 days
Weighted average remaining contractual term, Options exercisable at end of the period (in years)	7 years 1 month 6 days
Aggregate intrinsic value, Options outstanding at beginning of the period	$ 0
Aggregate intrinsic value, Options outstanding at end of the period	48,025	$ 0
Aggregate intrinsic value, Options exercisable at end of the period	$ 0